UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.0%
COMMUNICATIONS—TOWERS 1.3%
American Tower Corp.	533,422	$64,832,110

REAL ESTATE 97.7%
HEALTH CARE 5.5%
Brookdale Senior Living(a)	2,016,561	27,082,414
Healthcare Trust of America, Class A	3,030,167	95,329,054
Medical Properties Trust	2,971,491	38,302,519
Physicians Realty Trust	3,306,744	65,705,003
Ventas	828,280	53,871,331
		280,290,321
HOTEL 6.3%
Apple Hospitality REIT	3,104,942	59,304,392
Hilton Worldwide Holdings	1,535,653	89,774,274
Host Hotels & Resorts	4,215,204	78,655,707
Park Hotels & Resorts	1,591,438	40,852,214
Red Rock Resorts, Class A	2,255,866	50,035,108
		318,621,695
INDUSTRIALS 4.6%
Prologis	4,530,440	235,039,227

NET LEASE 5.8%
Gaming and Leisure Properties	1,899,489	63,480,923
Gramercy Property Trust	2,317,024	60,937,731
Spirit Realty Capital	12,041,831	121,983,748
STORE Capital Corp.	2,069,508	49,419,851
		295,822,253
OFFICE 21.7%
Alexandria Real Estate Equities	1,052,487	116,320,863
Boston Properties	967,012	128,042,059
Corporate Office Properties Trust	2,576,095	85,268,745
Cousins Properties	9,250,001	76,497,508
Douglas Emmett	3,070,507	117,907,469
Empire State Realty Trust, Class A	3,701,122	76,391,158
Highwoods Properties	1,013,721	49,804,113
Hudson Pacific Properties	2,418,706	83,783,976
Kilroy Realty Corp.	1,347,525	97,129,602
SL Green Realty Corp.	1,671,071	178,169,590

1

	Number of Shares	Value
Vornado Realty Trust	879,636	$88,236,287
		1,097,551,370
RESIDENTIAL 23.5%
APARTMENT 13.1%
Apartment Investment & Management Co.	2,295,246	101,794,160
AvalonBay Communities	986,147	181,056,589
Essex Property Trust	591,999	137,065,528
UDR	6,773,383	245,602,868
		665,519,145
MANUFACTURED HOME 3.3%
Equity Lifestyle Properties	700,727	53,998,023
Sun Communities	1,382,117	111,025,458
		165,023,481
SINGLE FAMILY 3.1%
American Homes 4 Rent, Class A	3,504,313	80,459,027
Colony Starwood Homes	1,051,412	35,695,437
Invitation Homes	1,903,206	41,546,987
		157,701,451
STUDENT HOUSING 4.0%
American Campus Communities	2,695,192	128,264,187
Education Realty Trust	1,813,811	74,094,180
		202,358,367
TOTAL RESIDENTIAL		1,190,602,444

SELF STORAGE 6.0%
CubeSmart	2,923,662	75,898,265
Extra Space Storage	1,183,123	88,012,520
Public Storage	631,434	138,227,217
		302,138,002
SHOPPING CENTERS 10.9%
COMMUNITY CENTER 5.4%
Brixmor Property Group	6,517,790	139,871,773
DDR Corp.	856,865	10,736,519
Kimco Realty Corp.	2,152,467	47,547,996
Regency Centers Corp.	269,720	17,906,711

2

		Number of Shares	Value
Weingarten Realty Investors		1,646,039	$54,961,242
			271,024,241
REGIONAL MALL 5.5%
Simon Property Group		1,632,779	280,886,971
TOTAL SHOPPING CENTERS			551,911,212

SPECIALTY 13.4%
CoreCivic		855,872	26,891,498
CyrusOne		1,572,335	80,928,082
Digital Realty Trust		475,728	50,612,702
DuPont Fabros Technology		2,381,906	118,118,719
Equinix		594,249	237,919,472
GEO Group/The		1,740,977	80,729,104
Lamar Advertising Co., Class A		994,239	74,309,423
QTS Realty Trust, Class A		156,499	7,629,326
			677,138,326
TOTAL REAL ESTATE			4,949,114,850
TOTAL COMMON STOCK (Identified cost—$4,141,988,415)			5,013,946,960

SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(b)		32,400,000	32,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$32,400,000)			32,400,000

TOTAL INVESTMENTS (Identified cost—$4,174,388,415)	99.6%		5,046,346,960
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		21,206,899
NET ASSETS (Equivalent to $66.09 per share based on 76,681,083 shares of common stock outstanding)	100.0%		$5,067,553,859

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$5,013,946,960	$5,013,946,960	$—	$—
Short-Term Investments	32,400,000	—	32,400,000	—
Total Investments(a)	$5,046,346,960	$5,013,946,960	$32,400,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$4,174,388,415
Gross unrealized appreciation	$941,680,104
Gross unrealized depreciation	(69,721,559)
Net unrealized appreciation (depreciation)	$871,958,545

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017